Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 334
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	Reconciliation of Financial Statements to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements at December 31, 2025 and 2024 to the Form 5500:

	2025	2024
Net assets available for benefits per the financial statements	$3,166,016,152	$2,968,642,664
Contract value adjustment	(16,388,925)	(24,921,881)
Net assets available for benefits per the Form 5500	$3,149,627,227	$2,943,720,783

The following is a reconciliation of the total net increase in net assets available for benefits per the financial statements for the year ended December 31, 2025 to the Form 5500:

2025
Total net increase in net assets available for benefits	$189,489,297
Contract value adjustment as of December 31, 2025	(16,388,925)
Contract value adjustment as of December 31, 2024	24,921,881
Total net increase in net assets available for benefits per the Form 5500	$198,022,253